Principal Accounting Policies - The roll forward of contingent consideration for acquisition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Principal Accounting Policies
Balance at the beginning of the year	¥ 30,220	$ 4,631	¥ 36,456
Addition			7,341
Net change in fair value	(5,451)	(835)	344
Payment	(14,019)	(2,149)	(13,921)
Balance at the end of the year	¥ 10,750	$ 1,647	¥ 30,220